Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Operating activities
Net loss	$ (85,317,933)	$ (39,050,953)
Adjustments to reconcile loss before tax to net cash flows:
Write-down (write-down reversal) of inventories	612,076	1,780,788
Depreciation of property and equipment	393,175	1,131,634
Depreciation of right-of-use assets	476,363	416,095
Amortization of intangible assets	293,181	313,958
Impairment loss related to intangible assets		5,791,439
Finance costs, net	(807,163)	(1,829,983)
Stock-based compensation	(300,076)	1,659,017
Transactions costs	431,458
Listing expense	59,139,572
Gain on lease liability cancellation	(204,146)	(28,980)
Foreign exchange gain (loss)	682,848	122,193
Adjustments to reconcile net loss to net cash flows, Total	(24,600,645)	(29,694,792)
Net change in non-cash working capital items	(11,716,711)	3,515,755
Net cash flows related to operating activities	(36,317,356)	(26,179,037)
Investing activities
Additions to property and equipment	(460,607)	(443,047)
Additions to intangible assets	(10,063,100)	(9,013,461)
Grants received related to intangible assets and property and equipment	13,713	181,156
R&D tax credit received	1,522,306
Finance income received	302,799	118,011
Net cash flows related to investing activities	(8,684,889)	(9,157,341)
Financing activities
Debt issuance	29,463,494	28,957,266
Interest paid on credit facility and other loan	(2,669,860)	(3,950,265)
Exercise of warrants	337	7,869
Debt issuance cost	(9,645)	(2,006,096)
Other loan settlement		(134,189)
Cash acquired from a reverse asset acquisition	19,750,572
Bridge loans issuance proceed		6,250,000
Bridge loans settlement		(6,250,000)
Repayment principal amount of lease liabilities	(666,920)	(508,497)
Issuance of common shares	10,849
Interest paid on lease liability	(237,537)	(371,387)
Net cash flows related to financing activities	45,641,290	21,994,701
Effect of foreign exchange on cash	37,777	(394,519)
Net increase (decrease) in cash	676,822	(13,736,196)
Cash, beginning of period	5,056,040	32,025,899
Cash, end of period	$ 5,732,862	$ 18,289,703